UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21869

NEXPOINT CREDIT STRATEGIES FUND

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

NexPoint Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1: Schedule of Investments

The Schedule of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)
As of March 31, 2017	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)
U.S. SENIOR LOANS (a) —10.4%
CHEMICALS—0.5%
	Vertellus Holdings, LLC
826,662	Second Lien Term Loan 13.00%, 10/31/2021	748,129
1,366,050	Exit Term Loan 10.00%, 04/30/2018	1,345,559

		2,093,688

ENERGY—0.5%
404,294	Azure Midstream Energy LLC Term Loan B 7.50%, 11/15/2018	386,439
	Fieldwood Energy LLC
499,831	First Lien Term Loan 8.00%, 08/31/2020	475,467
861,558	First Lien Last Out Term Loan 8.38%, 09/30/2020	749,555
698,516	Second Lien Term Loan 8.38%, 09/30/2020	508,170

		2,119,631

GAMING & LEISURE (b)(c)—2.1%
3,883,480	Ginn-LA CS Borrower LLC First Lien Tranche A Credit-Linked Deposit	—
8,322,966	First Lien Tranche B Term Loan	—
9,241,411	LLV Holdco LLC Exit Revolver (d)(e)	8,275,684

		8,275,684

SERVICE—3.3%
14,489,358	Weight Watchers International, Inc. Tranche B-2 Initial Term Loan 4.07%, 04/02/2020	13,536,538

TELECOMMUNICATIONS (b)(d)—3.9%
16,002,103	TerreStar Corporation Term Loan A 5.50%, 02/27/2020	15,954,097

UTILITIES (f)—0.1%
92,329,417	Texas Competitive Electric Holdings Co. LLC Non Extended Escrow Loan	346,235

	Total U.S. Senior Loans (Cost $53,283,659)	42,325,873

FOREIGN DENOMINATED OR DOMICILED SENIOR LOANS (a)(c)(g) —0.1%
MARSHALL ISLANDS—0.1%
USD
250,000	Drillships Financing Holding, Inc. Tranche Term Loan B-1	179,750

	Total Foreign Denominated or Domiciled Senior Loans (Cost $88,542)	179,750

ASSET-BACKED SECURITIES—12.2%
	Acis CLO, Ltd.
14,000,000	Series 2013-1A, Class SUB 0.00%, 04/18/2024 (h)(i)	5,201,315
7,500,000	Series 2015-6A, Class SUB 0.00%, 05/01/2027 (h)(i)	4,528,688
6,000,000	Series 2014-3A, Class E 5.78%, 02/01/2026 (h)(i)(j)	5,217,900
4,500,000	Series 2013-1A, Class E 6.62%, 04/18/2024 (h)(i)(j)	4,433,625
5,000,000	Series 2014-3A, Class F 6.63%, 02/01/2026 (h)(i)(j)	4,027,500
9,142,000	Series 2013-1A, Class F 7.52%, 04/18/2024 (h)(i)(j)	8,035,818

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2017	NexPoint Credit Strategies Fund

2,250,000	ALM VII R-2, Ltd. Series 2013-7R2A, Class SUBR 0.00%, 10/15/2116 (i)(j)	1,600,875
1,000,000	Apidos CLO Series 2013-12A, Class F 5.92%, 04/15/2025 (i)(j)	894,400
1,925,000	Betony CLO, Ltd. Series 2015-1A, Class SUB 0.00%, 04/15/2027 (i)(j)	1,077,711
1,000,000	CIFC Funding, Ltd. Series 2014-4A, Class F 6.62%, 10/17/2026 (i)(j)	874,400
1,000,000	Flagship CLO VIII, Ltd. Series 2014-8A, Class F 6.87%, 01/16/2026 (i)(j)	860,000
2,915,407	Grayson CLO, Ltd. Series 2006-1A, Class D 4.63%, 11/01/2021 (h)(i)(j)	2,682,175
850,000	Greywolf CLO, Ltd. Series 2013-1A, Class E 6.07%, 04/15/2025 (i)(j)	788,715
701,696	Highland Loan Funding V, Ltd. 3.39%, 08/01/2017 (b)(h)	591,811
7,181,107	Highland Park CDO, Ltd. Series 2006-1A, Class A2 1.45%, 11/25/2051 (h)(i)(j)	6,822,051
1,500,000	Valhalla CLO, Ltd. Series 2004-1A, Class EIN 0.00%, 08/01/2020 (h)(i)	300,000
2,100,000	Vibrant CLO II, Ltd. Series 2013-2A, Class E 6.54%, 07/24/2024 (i)(j)	1,932,000

	Total Asset-Backed Securities (Cost $52,927,547)	49,868,984

CORPORATE BONDS & NOTES—3.3%
ENERGY—0.6%
681	American Energy-Permian Basin LLC 7.38%, 11/01/2021 (i)	555
18,439,000	Ocean Rig UDW, Inc. (c)(i)(k)(l)	2,304,875
5,000,000	Venoco, LLC (c)	100,000

		2,405,430

INFORMATION TECHNOLOGY (l)—2.3%
23,971,250	Avaya, Inc. (c)(i)	4,075,112
5,000,000	Scientific Games International, Inc. 10.00%, 12/01/2022	5,350,000

		9,425,112

TELECOMMUNICATIONS—0.1%
2,081,208	iHeartCommunications, Inc., PIK 14.00%, 02/01/2021	707,611

TRANSPORTATION (c)—0.2%
3,750,000	DPH Holdings Corp.	183,750
3,933,000	DPH Holdings Corp.	192,717
8,334,000	DPH Holdings Corp.	408,366

		784,833

UTILITIES (f)—0.1%
5,000,000	Texas Competitive Electric Holdings Co., LLC	62,500
24,000,000	Texas Competitive Electric Holdings Co., LLC	156,000

		218,500

	Total Corporate Bonds & Notes (Cost $54,453,713)	13,541,486

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2017	NexPoint Credit Strategies Fund

FOREIGN CORPORATE BONDS & NOTES—0.0%
NETHERLANDS—0.0%
USD (b)(c)
64,515,064	Celtic Pharma Phinco BV, PIK	—
28,665,284	Celtic Pharma Phinco BV, PIK	—

		—

		—

	Total Foreign Corporate Bonds & Notes (Cost $62,254,527)	—

SOVEREIGN BONDS—0.4%
	Argentine Republic Government International Bond
1,000,000	2.50%, 12/31/2038 (m)	632,500
1,000,000	7.63%, 04/22/2046 (i)(k)	1,020,000

		1,652,500

	Total Sovereign Bonds (Cost $1,506,362)	1,652,500

Shares
COMMON STOCKS—75.3%
CHEMICALS—1.2%
456,875	MPM Holdings, Inc.(l)(n)	4,340,313
661,330	Vertellus Specialties, Inc.	743,996

		5,084,309

CONSUMER DISCRETIONARY (k)(n)—0.9%
186,649	K12, Inc.	3,574,328

ENERGY (n)—0.2%
1,890	Arch Coal, Inc., Class A(k)	130,297
336	California Resources Corp.	5,053
2,242,718	Ocean Rig UDW, Inc.(k)	639,847

		775,197

FINANCIAL (b)(n)—4.3%
46,601	American Banknote Corp.	106,716
15,333,259	Specialty Financial Products, Ltd.(d)	17,340,383

		17,447,099

GAMING & LEISURE (b)(d)(n)—0.0%
14	LLV Holdco LLC—Litigation Trust Units	—
26,712	LLV Holdco LLC—Series A, Membership Interest	—
144	LLV Holdco LLC—Series B, Membership Interest	—

		—

HEALTHCARE (b)(d)(n)—0.2%
24,000,000	Genesys Ventures IA, LP	765,600

HOUSING (b)—0.2%
368,150	CCD Equity Partners LLC	857,790

INFORMATION TECHNOLOGY—5.2%
833	CDK Global, Inc.(k)	54,153
1	Magnachip Semiconductor Corp.(n)	10
1,422,400	Twitter, Inc.(k)(l)(n)	21,264,880

		21,319,043

MEDIA & TELECOMMUNICATIONS—7.7%
9,295	Cumulus Media, Inc., Class A(n)	2,982
18,000	Gray Television, Inc., Class A(k)(n)	237,600
24,097	Loral Space & Communications, Inc.(k)(l)(n)	949,422
308,875	Metro-Goldwyn-Mayer, Inc., Class A(n)(o)	30,192,531
645	Time, Inc.(k)	12,481

		31,395,016

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2017	NexPoint Credit Strategies Fund

REAL ESTATE (b)(d)(n)—0.0%
575,393	Allenby	1
5,352,358	Claymore	5

		6

REAL ESTATE INVESTMENT TRUST (b)(d)—39.9%
8,271,300	NexPoint Real Estate Capital, LLC, REIT	95,190,258
25,255,573	NexPoint Real Estate Opportunities, LLC, REIT	67,467,738

		162,657,996

TELECOMMUNICATIONS (b)(d)(n)(o)—8.6%
110,872	TerreStar Corporation	34,911,375

UTILITIES—6.5%
26,220	Entegra TC LLC, Class A(n)	331,159
1,272,973	Entegra TC LLC, Class B(b)(n)	1
1,618,542	Vistra Energy Corp.(l)	26,382,234

		26,713,394

WIRELESS COMMUNICATIONS (k)(n)—0.4%
226,052	Pendrell Corp.	1,469,338

	Total Common Stocks (Cost $473,246,964)	306,970,491

PREFERRED STOCKS—28.6%
FINANCIAL (h)—28.6%
14,500	Aberdeen Loan Funding, Ltd.	4,350,000
1,200	Brentwood CLO, Ltd.(i)	420,000
13,800	Brentwood CLO, Ltd.	4,830,000
34,500	Eastland CLO, Ltd.	13,411,875
5,000	Eastland Investors Corp.(i)	1,943,750
7,750	Gleneagles CLO, Ltd.(i)	3,177,500
62,600	Grayson CLO, Ltd., Series II(i)	21,147,845
1,500	Grayson Investors Corp.(i)	506,738
39,000	Greenbriar CLO, Ltd.	18,330,000
3,750	Greenbriar CLO, Ltd.(i)	1,762,500
2,500	Liberty CLO, Ltd.(i)	735,500
8,500	Red River CLO, Ltd., Series PS-2	2,150,622
10,500	Rockwall CDO, Ltd.(i)	7,487,550
6,000	Southfork CLO, Ltd.(i)	1,709,100
41,500	Stratford CLO, Ltd.(i)	20,542,085
35,507	Westchester CLO, Ltd.(i)	13,936,497

		116,441,562

	Total Preferred Stocks (Cost $171,859,962)	116,441,562

EXCHANGE-TRADED FUNDS (k)(n)—0.0%
11,700	Direxion Daily Gold Miners Index Bull 3X Shares ETF	105,183

	Total Exchange-Traded Funds (Cost $1,995,037)	105,183

Units
RIGHTS—0.6%
UTILITIES (n)—0.6%
1,618,542	Texas Competitive Electric Holdings Co., LLC	2,296,711

	Total Rights (Cost $5,105,621)	2,296,711

WARRANTS—0.0%
ENERGY (n)—0.0%
4,071	Arch Coal, Inc. expires 10/05/23	110,812
6,536,535	Kinder Morgan, Inc., expires 05/25/2017	15,688

		126,500

GAMING & LEISURE (b)(d)(n)—0.0%
602	LLV Holdco LLC—Series C, Membership Interest	—
828	LLV Holdco LLC—Series D, Membership Interest	—

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2017	NexPoint Credit Strategies Fund

925	LLV Holdco LLC—Series E, Membership Interest	—
1,041	LLV Holdco LLC—Series F, Membership Interest	—
1,179	LLV Holdco LLC—Series G, Membership Interest	—

		—

	Total Warrants (Cost $4,500,396)	126,500

Total Investments—130.9% (Cost $881,222,330)		533,509,040

Shares
SECURITIES SOLD SHORT—(1.5)%
COMMON STOCKS—(1.5)%
ENERGY (p)—0.0%
(8,451)	Seventy Seven Energy, Inc.	—

INFORMATION TECHNOLOGY (p)—(1.5)%
(50,400)	Zillow Group, Inc., Class A	(1,704,024)
(140,400)	Zillow Group, Inc., Class C	(4,727,268)

		(6,431,292)

	Total Common Stocks (Proceeds $7,634,868)	(6,431,292)

Units
WARRANTS—0.0%
ENERGY (p)—0.0%
(423)	Seventy Seven Energy, Inc., expires 08/01/2021	—
(470)	Seventy Seven Energy, Inc., expires 08/01/2023	—

		—

	Total Warrants (Proceeds $—)	—

	Total Securities Sold Short (Proceeds $7,634,868)	(6,431,292)

Other Assets & Liabilities, Net—(29.4)%		(119,615,135)

Net Assets—100.0%		407,462,613

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2017. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy and the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $241,461,459, or 59.3% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2017.
(c)	The issuer is, or is in danger of being, in default of its payment obligation.
(d)	Affiliated issuer. Assets with a total aggregate market value of $239,905,141, or 58.9% of net assets, were affiliated with the Fund as of March 31, 2017.
(e)	Fixed rate senior loan.
(f)	Represents value held in escrow pending future events. No interest is being accrued.
(g)	All or a portion of this position has not settled. As applicable, full contract rates do not take effect until settlement date.
(h)	Securities of collateralized loan obligations where an affiliate of the Investment Adviser serves as collateral manager.
(i)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2017, these securities amounted to $130,046,780 or 31.9% of net assets.
(j)	Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect March 31, 2017.
(k)	All or part of this security is pledged as collateral for short sales and or written options contracts. The market value of the securities pledged as collateral was $26,302,951.
(l)	All or part of the security is pledged as collateral for the Committed Facility Agreement with BNP Paribas Prime Brokerage, Inc. The market value of the securities pledged as collateral was $18,832,607.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2017	NexPoint Credit Strategies Fund

(m)	Step coupon bond. The interest rate shown reflects the rate in effect March 31, 2017 and will reset at a future date.
(n)	Non-income producing security.
(o)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
Metro-Goldwyn Mayer, Inc	Common Stocks	12/20/2010	$13,929,926	$30,192,531	7.4%
TerreStar Corporation	Common Stocks	11/14/2014	$31,589,558	$34,911,375	8.6%

(p)	No dividend payable on security sold short.

Currency Abbreviations:
GBP	British Pound
USD	United States Dollar

Glossary:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust

Foreign Denominated or Domiciled Senior Loans

Industry Concentration Table:

(% of Net Assets)

Energy	0.1%
Healthcare	0.0%
Retail	0.0%

Total	0.1%

NOTES TO INVESTMENT PORTFOLIO (unaudited)

Organization

NexPoint Credit Strategies Fund (the “Fund”) is a Delaware statutory trust and is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. This report includes information for the period ended March 31, 2017. The Fund trades on the New York Stock Exchange (“NYSE”) under the ticker symbol NHF. The Fund may issue an unlimited number of common shares, par value $0.001 per share (“Common Shares”). The Fund commenced operations on June 29, 2006. NexPoint Advisors, L.P. (“NexPoint” or “the Investment Adviser”), an affiliate of Highland Capital Management Fund Advisors, L.P. (“Highland”), is the investment adviser and administrator to the Fund.

Valuation of Investments

In computing the Fund’s net assets attributable to its common shares, securities with readily available market quotations on the NYSE, National Association of Securities Dealers Automated Quotation (“NASDAQ”), or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Fund’s Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to have the capability to provide appropriate pricing services and have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Fund has determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s net asset value (“NAV”), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund. The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of March 31, 2017, the Fund’s investments consisted of senior loans, asset-backed securities, corporate bonds and notes, foreign bonds, sovereign bonds, common stocks, preferred stocks, exchange-traded funds, rights, warrants, and securities sold short. The fair value of the Fund’s loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds collateralized loan obligations and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Fund’s common stocks, preferred stocks, exchange-traded funds, rights, and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. The Fund’s real estate investments include equity interests in limited liability companies and equity issued by real estate investment trusts (“REITs”) that invest in commercial real estate. The fair value of real estate investments that are not actively traded on national exchanges are based on internal models developed by the Investment Adviser. The significant inputs to the models include cash flow projections for the underlying properties, capitalization rates and appraisals performed by independent valuation firms. These inputs are not readily observable, and the Investment Adviser has classified the investments as Level 3 assets.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s assets as of March 31, 2017 is as follows:

	Total value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
U.S. Senior Loans
Chemicals	$2,093,688	$—	$2,093,688	$—
Energy	2,119,631	—	2,119,631	—
Gaming & Leisure	8,275,684	—	—	8,275,684
Service	13,536,538	—	13,536,538	—
Telecommunications	15,954,097	—	—	15,954,097
Utility	346,235	—	346,235	—
Foreign Denominated or Domiciled Senior Loans	179,750	—	179,750	—
Asset-Backed Securities	49,868,984	—	49,277,173	591,811
Corporate Bonds & Notes(1)	13,541,486	—	13,541,486	—
Foreign Corporate Bonds & Notes(1)	—	—	—	—	(2)
Sovereign Bonds	1,652,500	—	1,652,500	—
Common Stocks
Chemicals	5,084,309	—	743,996	4,340,313
Consumer Discretionary	3,574,328	3,574,328	—	—
Energy	775,197	775,197	—	—
Industrials	1,469,338	1,469,338	—	—
Financial	17,447,099	—	—	17,447,099
Gaming & Leisure	—	—	—	—	(2)
Healthcare	765,600	—	—	765,600
Housing	857,790	—	—	857,790
Industrials	1,469,338	1,469,338	—	—
Information Technology	21,319,043	21,319,043	—	—
Media & Telecommunications	31,395,016	1,202,485	30,192,531	—
Real Estate	6	—	—	6
Real Estate Investment Trust	162,657,996	—	—	162,657,996
Telecommunications	34,911,375	—	—	34,911,375
Utilities	26,713,394	26,382,234	331,159	1
Preferred Stocks(1)	116,441,562	—	116,441,562	—
Exchange-Traded Funds	105,183	105,183	—	—
Rights(1)	2,296,711	—	2,296,711	—
Warrants(1)
Energy	126,500	126,500	—	—
Gaming & Leisure	—	—	—	—	(2)

Total Assets	533,509,040	54,954,308	232,752,960	245,801,772

Liabilities
Securities Sold Short(1)	(6,431,292)	(6,431,292)	—	—

Total Liabilities	(6,431,292)	(6,431,292)	—	—

Total	$527,077,748	$48,523,016	$232,752,960	$245,801,772

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.

The table below sets forth a summary of changes in the Fund’s Level 3 assets (assets measured at fair value using significant unobservable inputs) for the period ended March 31, 2017.

	Balance as of June 30, 2016	Net Transfers into Level 3	Net Transfers out of Level 3	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Balance as of March 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Held at March 31, 2017
U.S. Senior Loans
Gaming & Leisure	$8,249,655	$—	$—	$—	$—	$(49,099)	$9,241,411	$(9,166,283)	$8,275,684	$(965,727)
Housing	—	—	—	—	(183,836)	187,326	—	(3,490)	—	—
Media & Telecommunications	—	—	—	—	(1,723,984)	1,723,984	—	—	—	—
Telecommunications	15,523,291	—	—	(577)	—	(720)	432,103	—	15,954,097	(720)
Foreign Denominated or Domiciled Senior Loans	—	—	—	328	(1,296,664)	1,296,336	—	—	—	—
Asset-Backed Securities	574,900	—	—	—	—	16,911	—	—	591,811	16,911
Foreign Corporate Bonds & Notes
Healthcare	—	—	—	—	—	—	—	—	—	—
Common Stocks
Chemicals	3,959,507	—	—	—	—	380,806	—	—	4,340,313	380,805
Energy	—	—	—	—	—	128,892	—	(128,892)	—	—
Financial	17,569,702	—	—	—	—	(158,773)	75,452	(39,282)	17,447,099	(158,774)
Gaming & Leisure	—	—	—	—	—	—	—	—	—	—
Healthcare	751,200	—	—	—	—	14,400	—	—	765,600	14,400
Housing	909,331	—	—	—	—	29,237	—	(80,778)	857,790	29,237
Real Estate	6	—	—	—	—	(96,363)	96,363	—	6	(96,363)
Real Estate Investment Trust	165,366,446	—	—	—	—	(708,450)	—	(2,000,000)	162,657,996	(708,450)
Telecommunications	34,788,307	—	—	—	—	123,068	—	—	34,911,375	123,068
Utility	1	—	—	—	—	—	—	—	1	—

Total	$247,692,346	$—	$—	$(249)	$(3,204,484)	$2,887,555	$9,845,329	$(11,418,725)	$245,801,772	$(1,365,613)

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments.

For the period ended March 31, 2017, a net amount $110,813 of the Fund’s portfolio investments were transferred from Level 2 to Level 1. Transfers from Level 2 to Level 1 were due to increase in observable pricing inputs as compared to the previous period.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

The Fund uses end of period market value in the determination of the amount associated with any transfers between levels.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Market Value at 3/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s)
Common Stock	$220,980,180	Third-Party Pricing Vendor	N/A	N/A
		Net Asset Value	N/A	N/A
		Multiples Analysis	Price/MHz-PoP	$0.13 - $0.50
			Multiple of EBITDA	1.5x - 8.0x
			Capitalization Rates	6.3%
			Liquidity Discount	25%
			Minority Discount	20%
		Third-Party Valuations	Capitalization Rates	5.5% - 8.75%
		Recovery Analysis	Scenario Probabilities	33%
		Discounted Cash Flow	Discount Rate	19%
U.S. Senior Loans	24,229,781	Discounted Cash Flow	Spread Adjustment	0.10%
		Adjusted Appraisal	Liquidity Discount	10%
Asset-Backed Securities	591,811	Discounted Cash Flow	Discount Rate	9%

Total	$245,801,772

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Cash & Cash Equivalents

The Fund considers liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of this financial report.

Securities Sold Short

The Fund may sell securities short. A security sold short is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. In some circumstances, the Fund may be allowed by its prime broker to utilize proceeds from securities sold short to purchase additional investments, resulting in leverage. Securities held as collateral for securities sold short are shown on the Investments Portfolios for the Fund.

When securities are sold short, the Fund intends to limit exposure to a possible market decline in the value of its portfolio securities through short sales of securities that the Investment Adviser believes possess volatility characteristics similar to those being hedged. In addition, the Fund may use short sales for non-hedging purposes to pursue its investment objective. Subject to the requirements of the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), the Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short by the Fund exceeds 25% of the value of its total assets. The Fund may make short sales “against the box” without respect to such limitations.

Affiliated Issuers

Under Section 2 (a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control. The table below shows affiliated issuers of the Fund as of March 31, 2017:

			Market Value
Issuer	Shares at December 31, 2016	Shares at March 31, 2017	December 31, 2016	March 31, 2017	Affiliated Income	Purchases	Sales
Majority Owned, Not Consolidated
NexPoint Real Estate Capital, LLC, REIT (Common Stocks)	8,271,300	8,271,300	$93,428,471	$95,190,258	$—	$—	$—
NexPoint Real Estate Opportunities, LLC, REIT (Common Stocks)	25,255,573	25,255,573	71,937,975	67,467,738	—	—	—
Specialty Financial Products, Ltd. (Common Stocks)	15,267,474	15,333,259	17,469,044	17,340,382	—	36,171	—
Other Affiliates
Genesys Ventures IA, LP (Common Stocks)	24,000,000	24,000,000	751,200	765,600	—	—	—
LLV Holdco, LLC (U.S. Senior Loans, Common Stocks & Warrants)	9,197,728	9,272,856	8,249,655	8,275,684	75,129	—	—
TerreStar Corp. (U.S. Senior Loans & Common Stocks)	15,680,873	16,112,975	50,311,598	50,865,472	432,102	—	—
Other Controlled
Allenby (Common Stocks)	560,390	575,393	1	1	—	15,003	—
Claymore (Common Stocks)	5,270,997	5,352,358	5	5	—	81,361	—

Total	103,504,335	104,173,714	$242,147,949	$239,905,141	$507,231	$132,535	$—

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at March 31, 2017, based on cost of investments and cash equivalent for U.S. federal income tax purposes was:

Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation	Cost
$46,431,092	$(384,882,864)	$(338,451,772)	$865,529,520

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

For more information with regard to significant accounting policies, see the most recent annual report filed with the U.S. Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3 (b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEXPOINT CREDIT STRATEGIES FUND

By:	/s/ James Dondero
James Dondero
President and Principal Executive Officer

Date:	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James Dondero
James Dondero
President and Principal Executive Officer

Date:	May 24, 2017

By:	/s/ Brian Mitts
Brian Mitts
Executive Vice President, Principal Financial Officer and Principal Accounting Officer

Date:	May 24, 2017